TAXES ON INCOME, NET (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax asset:
Operating loss carryforward	$ 46,083	$ 95,485
Research and development	8,170	11,779
Accrued social benefits and other	1,365	2,535
Lease liabilities	355	670
Property and equipment	0	0
Deferred tax asset before valuation allowance	55,973	110,469
Valuation allowance	(55,670)	(109,814)
Deferred tax asset after valuation allowance	303	655
Deferred tax liabilities:
Right of use assets	(303)	(655)
Deferred tax liabilities	(303)	(655)
Net deferred tax assets	$ 0	$ 0